EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
25.1 – Share-based compensation plan

In July 2014, the Company adopted an Equity Incentive Plan, the 2014 Plan, which was amended on May 9, 2016, February 13, 2019, May 18, 2021 and June 8, 2022.

In July 2024, the Company adopted a new Equity Incentive Plan, the 2024 Plan. The Plan permits the granting of stock options, stock appreciation rights, restricted or unrestricted stock awards, restricted or unrestricted stock units, performance awards, other stock-based awards, or any combination of the foregoing.

In 2019 the Company granted the last share options under the 2014 Plan to certain executive officers and other employees, all options are fully vested. The conditions of such grants included a vesting period of 4 years, exercisable 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date. Upon exercise, each share option is converted into one ordinary share of the Company. No amounts are paid or payable by the recipient upon granting of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the grant date).

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards, which is calculated using the Black & Scholes model.

Since 2017 the Company granted awards to certain employees and non-employee directors in the form of Restricted Stock Units (RSUs) under the 2014 Plan, having a par value of $1.20 each, with a specific period of vesting.

On September 27, 2021 the Compensation Committee approved the granting of performance-based restricted stock units (PRSUs) under the 2014 Plan. Since such date, between 40% and 50% of the restricted stock units have been granted in the form of PRSUs and between 50% and 60% in the form of RSUs, and from 2022 all PRSUs and RSUs were granted on a 50% basis each.

Each RSU and PRSU is equivalent in value to one share of the Company common stock and represents the Company commitment to issue one share of the Company common stock at a future date, subject to the term of the RSU and PRSU agreement.

Until the RSUs and PRSUs vest, they are an unfunded promise to issue shares of stock to the beneficiary. The RSUs and PRSUs carry neither rights to dividends nor voting rights. RSU vesting is subject to the condition that the beneficiary remains as an employee on the vesting date; and PRSUs vesting is subject to both the condition that the beneficiary remains as an employee on the vesting date and performance.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

The RSUs and PRSUs grants have been recorded as Equity Settled transactions in accordance to IFRS 2, and they have been measured at the fair market value of the shares at the grant date.

On December 1, 2021, the Compensation Committee approved the granting of awards in the form of Stock-Equivalent Units (SEUs) under the 2014 Plan settled in cash at the common shares market value, in common shares, or in a combination thereof, at the option of the beneficiary. The SEUs vest in four equal annual installments of 25% each, commencing on the first anniversary of the grant date, provided that between 60% and 50% of the SEUs are tied to retention and between 40% and 50% are tied to performance (PSEUs). As of December 31, 2024, the Company granted 61,072 SEUs and PSEUs, 16,586 and 28,059 were outstanding as of December 31, 2024 and 2023, respectively, net of any cancelled and/or forfeited awards. Of the stock-equivalent units granted, 50% were in the form of PSEUs and 50% were in the form of SEUs.
The following shows the evolution of the share options for the years ended at December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at the beginning of year	400,697	31.36	546,827	30.91
Forfeited during the year	—	—	(500)	32.36
Exercised during the year	(146,966)	30.19	(145,630)	28.18
Balance at end of year	253,731	33.89	400,697	31.36

The following shows the evolution of the RSUs for the years ended at December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price
Balance at the beginning of year	1,165,036	165.42	1,089,727	166.04
RSU granted during the year	348,967	190.60	378,323	169.61
Forfeited during the year	(82,207)	182.86	(45,935)	201.71
Issued during the year	(248,729)	205.95	(257,079)	167.22
Balance at end of year	1,183,067	166.30	1,165,036	165.42

The following shows the evolution of the SEUs for the years ended at December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of SEU	Weighted Average Fair Value	Number of SEU	Weighted Average Fair Value
Balance at the beginning of year	28,059	237.98	57,779	168.16
Forfeited during the year	(2,841)	199.82	(19,796)	190.43
Issued during the period	(8,632)	157.35	(9,924)	190.43
Balance at end of year	16,586	161.12	28,059	237.98

The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2024 ($) (*)
2020	from 130.99 to 189.53	7,500	1,129	1,305

2021	from 232.11 to 298.47	38,792	11,177	4,877

2022	from 138.00 to 265.96	659,962	97,077	17,429

2023	from 137.78 to 233.10	189,672	31,552	14,805

2024	from 152.98 to 223.17	277,480	53,487	12,974

Subtotal		1,173,406	194,422	51,390

Non employees RSU

2020	from 130.99 to 189.53	—	—	48

2021	from 232.11 to 267.19	750	174	46

2022	from 138.00 to 226.30	1,900	407	(78)

2023	from 146.28 to 235.62	1,702	346	581

2024	from 179.46 to 244.61	5,309	1,122	538

Subtotal		9,661	2,049	1,135
TOTAL		1,183,067	196,471	52,525

The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2024	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2024 ($) (*)
2015	from 28.31 to 34.20	59,208	59,208	413	413	420

2016	from 29.01 to 32.36	155,523	155,323	1,185	1,185	1,101

2018	from 46.00 to 50.92	39,000	39,000	792	792	276

TOTAL		253,731	253,531	2,390	2,390	1,797

(*) Includes social security taxes.

Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 9,239 and 14,827 for the years ended December 31, 2024 and 2023, respectively.
The following tables summarizes the SEU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Phantom Stock Units	Fair value at grant date ($)	Expense as of December 31, 2024 ($) (*)
2022	268.05	9,539	2,564	497

2022	210.07	798	169	40

2022	181.2	5,465	988	394

2022	169.78	784	133	2

TOTAL		16,586	3,854	933

(*) Includes social security taxes.

25.2 - Share options exercised, RSU and SEU vested during the year:

	As of December 31, 2024		As of December 31, 2023
	Number of options exercised	Exercise price	Number of options exercised	Exercise price
Granted in 2014	43,921	10.00	23,317	10.00
Granted in 2015	18,445	from 28.31 to 29.34	48,969	from 28.31 to 29.34
Granted in 2016	46,100	32.36	46,344	from 29.01 to 32.36
Granted in 2017	—	—	7,500	36.30
Granted in 2018	38,500	46.00	17,500	from 44.97 to 55.07
Granted in 2019	—	—	2,000	52.10
Balance at end of the year	146,966		145,630

The average market price of the share amounted to 202.86 and 179.89 for years 2024 and 2023, respectively.

The following tables summarizes the RSU vested during the years 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2019	1,750	87.44	59,099	from 52.10 to 103.75
Granted in 2020	46,315	from 130.99 to 189.53	64,232	from 130.99 to 189.53
Granted in 2021	31,652	from 232.11 to 298.47	37,455	from 200.61 to 298.47
Granted in 2022	38,543	from 167.46 to 265.96	47,029	from 167.46 to 265.96
Granted in 2023	66,926	from 137.78 to 235.62	49,264	from 137.78 to 173.26
Granted in 2024	63,543	from 160.00 to 244.61	—	—
Balance at end of the year	248,729		257,079
The following tables summarizes the SEU vested during the years 2024 and 2023:

	As of December 31, 2024		As of December 31, 2023
	Number of SEU's vested	Exercise price	Number of SEU's vested	Exercise price

Granted in 2022	8,632	from 154.06 to 225.93	9,924	from 186.75 to 226.50
Balance at end of the year	8,632		9,924

25.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

There were no granted stock options as of December 31, 2024 and 2023.

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Company's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

Fair value of the shares: For 2014 Equity Incentive Plan, the fair value of the shares is based on the quote market price of the Company's shares at the grant date.

Expected volatility:The expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since January 1, 2016 to the date of grant.

Expected term: The expected life of options represents the period of time the granted options are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the option is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the options.

Dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

25.4 - Equity-settled share-based payments under 2014 Equity Incentive Plan and 2021 Employee Share Purchase Plan

During the year ended December 31, 2022, the Company granted a total of 199,825 awards under the Company's 2014 Equity Incentive Plan, net of cancelled and forfeited awards. Most of these awards were comprised of 50% RSUs and 50% PRSUs. RSUs and PRSUs have generally been granted with a vesting period of four years, 25% becoming vested on or about each anniversary of the grant date. In addition, on August 1, 2022, the Company approved the grant of up to 600,000 additional awards under the Company's 2014 Equity Incentive Plan, 50% of which are PRSUs and 50% of which are RSUs. These additional awards will vest based on the achievement of a certain minimum average closing price of the Company's common shares on or prior to August 11, 2030. The threshold price for vesting will be $420 per share through August 10, 2025 and increase by $42 each year until August 11, 2030.
On June 29, 2023, the Company approved to amend the special condition awards granted in August 2022, to the effect of reducing the threshold minimum average closing price for vesting from $420 to $350 per share through (but excluding) June 29, 2026, and increasing it by $35 per share per year until August 11, 2030 and June 29, 2031 for US and non-US residents, respectively. These awards will vest in two equal tranches occurring the first one immediately after the date in which the vesting condition is satisfied and the second occurring on the first anniversary of such vesting event. As of December 31, 2022, the Company granted 597,521 of these awards. As of December 31, 2024, the Company has not granted new RSU and PRSU with these conditions.

In March 2021, the Company adopted the Globant S.A. 2021 Employee Share Purchase Plan (the "ESPP") which provides eligible employees with an opportunity to acquire a proprietary interest in the Company through the purchase of the Company's common shares.

The ESPP permits participants to purchase Common Shares through payroll deductions defined by the employee up to a maximum percentage set in each country of their eligible compensation. The ESPP will typically be implemented through consecutive six months offering periods. Amounts deducted and accumulated from participant compensation will be used to purchase Common Shares at the end of each offering period. Under the terms of the ESPP, the purchase price of the shares shall not be less than 90.0% of the lower of the fair market value of a Common Share on the first trading day of the offering period or on the purchase date. Subject to adjustment as provided by the ESPP and unless otherwise provided by the Compensation Committee, the purchase price for each offering period shall be 90% of the fair market value of a Common Share on the purchase date.

During the years ended December 31, 2024, 2023 and 2022, in connection with the ESPP Plan, the Company has repurchased 66,000, 42,500 and 46,500 , respectively, and 45,501, 48,130 and 39,136 have been delivered, respectively.

Fair value of share-based compensation granted in 2022

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using the American Binomial model.

The American Binomial model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term and risk-free interest rate.

Assumptions	Granted in 2022 for 2014 Plan
	Original Assumptions	Modifications to Original Assumptions
		Non US Employees	US Employees
Stock price	206.23	133.3	128.8
Expected life	7 years	8 years	7 years
Volatility	42.78%	—	—
Risk-free interest rate	2.63%	—	—

The share based payment was modified in June 29, 2023 as detailed in the table above. The incremental fair value determined was 19.63 and 14.61 for Non US Employees and US Employees, respectively, and will be accrued in the remaining period.

The Company estimated the following assumptions for the calculation of the fair value of the awards:

Fair value of the shares: For the 2014 Equity Incentive Plan, the fair value of the shares is based on the quoted market price of the Company's shares at the grant date.

Expected volatility: The expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since July 1, 2014 to the date of grant, excluding COVID-19 pandemic period from March 2020 to May 2020.

Expected term: The expected life of awards represents the period of time the granted awards are expected to be outstanding.
Risk free rate: The risk-free rate for periods within the contractual life of the award is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the awards.

25.5 Cash-settled share-based payments under 2014 Equity Incentive Plan

On December 1, 2021, our Compensation Committee approved the granting of awards in the form of Stock-Equivalent Units to be settled in cash or common shares ("SEUs Plan"), or a combination thereof, under the 2014 Equity Incentive Plan. The purpose of the SEUs Plan is to provide an incentive to attract, retain and reward talent in the IT industry and to prompt such persons to contribute to the growth and profitability of the Company. The SEUs Plan provides all eligible employees the opportunity of receiving a grant of SEUs with a unit value equal to the market value of one common share of the Company, to be settled in cash or common shares of the Company.

As of December 31, 2022, the Company has granted 61,072 stock equivalent units. As of December 31, 2024 and 2023, no stock equivalent unit has been granted.